Baillie Gifford EAFE Choice Fund
Baillie Gifford EAFE Choice Fund
BAILLIE GIFFORD FUNDS The EAFE Choice Fund Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”) Effective immediately, the Prospectus is revised as follows:
5. The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Choice Fund on page 11 of the Prospectus is restated in its entirety as follows:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Baillie Gifford EAFE Choice Fund	Class 1	Class 2	Class 3	Class 4	Class 5
Purchase Fees (as a percentage of amount purchased)	0.21%	0.21%	0.21%	0.21%	0.21%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

6. The expense tables under the section titled “Example of Expenses” for The EAFE Choice Fund on page 11 of the Prospectus are restated in their entirety as follows:
Assuming you redeemed all of your shares at the end of each period, your expenses would be:
Expense Example - Baillie Gifford EAFE Choice Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	106	265	438	941
Class 2	98	240	395	845
Class 3	91	218	357	761
Class 4	88	208	340	724
Class 5	82	192	313	663

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:
Expense Example No Redemption - Baillie Gifford EAFE Choice Fund - USD ($)	1 year	3 years	5 years	10 years
Class 1	95	254	426	926
Class 2	87	229	382	830
Class 3	80	206	344	745
Class 4	77	197	328	709
Class 5	72	181	300	648